TPMT Trust 2015-5
For
Towd Point Asset Depositor LLC
By
American Mortgage Consultants, Inc.
October 15, 2015

REVIEW SUMMARY
This report summarizes the process and findings of reviews performed by American Diligence, LLC (“AMC”) on mortgage loans sold to an affiliate of Towd Point Asset Depositor LLC (“Client”) from various bulk transactions (the “Review”).

PROJECT SCOPE & PROCEDURES

A.	Compliance Review (5,092 Mortgage Loans)
AMC reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:
a)	Rescission (§1026.23):
i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period; and
vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures.
b)	TIL Disclosure (§§1026.17, 18 and 19):
i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s).
c)	Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge.
d)	High-cost Mortgage (§§1026.31, 32 and 33):
i)	points and fees threshold test;
ii)	APR threshold test; and
iii)	prepayment penalty test; and (iv) compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.
e)	Higher-priced Mortgage Loan (§1026.35):
i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements.

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:
a)	Good Faith Estimate (GFE) (§1024.7):
i)	confirm the presence of the current GFE form in effect at the time of origination;
ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;

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iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.
b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8):
i)	confirm current applicable HUD form was provided;
ii)	determination that the loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
c)	GFE and Final HUD Comparison (§1024.7):
i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

(III) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06

(IV) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(V) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(VI) Federal and state specific late charge and prepayment penalty provisions.

(VII) Document Review
AMC reviewed each loan file and verified if the following documents, if applicable for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:
▪	Initial application (1003);
▪	Sales contract;
▪	Hazard and/or flood insurance policies;
▪	Appraisal;
▪	Title/Preliminary Title
▪	Initial TIL
▪	Final 1003
▪	Final TIL
▪	Initial and final GFE’s

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▪	Final HUD-1
▪	Right of Rescission Disclosure
▪	Mortgage/Deed of Trust
▪	Note
▪	Mortgage Insurance
▪	Tangible Net Benefit Disclosure
▪	FACTA disclosures
▪	Certain other disclosures related to the enumerated tests set forth in section 7.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from loan originators and other third parties upon which AMC is relying in reaching such findings.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to AMC. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by AMC.

REVIEW RESULTS AND DEAL NOTES - COMPLIANCE
(1) Type of assets that were reviewed.
AMC performed due diligence services as described below on 5,145 mortgage loans utilizing various scopes of review as discussed below in Item 4(2). All of these mortgage loans were purchased by an affiliate of Client in various bulk transactions during various periods in 2014 and 2015, and were reviewed by AMC on behalf of such party. Over 68% of the mortgage loans, as measured versus the compliance sample only, are secured by single family detached residences. The mortgage loans were originated by multiple originators and have origination dates spanning 17 years from 1991 through 2008.  The mortgage loans were reviewed via files imaged and provided by Client or its designee for review. The Client has informed AMC that the mortgage loans are all re-performing loans that have all been modified.

(2) Sample size of the assets reviewed.
The Review was conducted on 100% of the securitization mortgage loan population. The Review originally consisted of a population of 5,239 mortgage loans with an aggregate original principal balance of approximately $1.22 billion. Subsequent to the Review, the Client reduced the population to be submitted for securitization for various reasons unknown to AMC. The data and summary below reflect only the 5,145 mortgage loans remaining in the pool. These loans have an aggregate principal balance of approximately $1.18 billion.

The review sample was broken down into the following scopes:
▪	5,092 mortgage loans were subject to a Compliance and Pay History Review
▪	1,359 mortgage loans were subject to a Servicing Collection Comment Review
o	Of that population there are 53 mortgage loans that are unique to the Servicing Collection Comment Review and do not overlap any of the other reviews performed.
▪	1,074 mortgage loans were subject to a BPO Recon Review

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(3) Determination of the sample size and computation.
The Compliance Review was conducted on 5,092 mortgage loans (representing 98.97% of the final securitization mortgage loan population) consistent with the criteria for the NRSRO(s) identified in Item 3 of the ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.
AMC compared data fields on the bid tape provided by Client to the data found in the actual file as captured by AMC. This comparison included the following data fields that were common to all mortgage loans in the Compliance sample, there were several additional fields that were unique to specific reviews which resulted in a larger population of data delta elements in the Tape Integrity Review Results Summary below.

Appraised Value	Current Balance	Occupancy Type	Purpose
Origination Date	Original Balance	Original Interest Rate	Original P&I
Term	First Payment Date	Borrower First Name	Borrower Last Name
Co-Borrower First Name	Co-Borrower Last Name	Appraised Value	City
State	Zip	Arm Index	Arm Life Rate Cap
Arm Margin

Of the 5,092 mortgage loans reviewed, 2,326 (representing 45.68% of the mortgage loans reviewed) unique loans had tape discrepancies over 29 unique fields. The large differences in Maturity Date, Original Rate, and Origination Date can likely be attributed to a comparison of the origination data gathered by AMC to data that is reflective of the modification in some fields on the tape. This is a common discrepancy found in the data tapes provided on modified mortgage loans. The data for LTV, CLTV and DTI was taken directly from various documents in the mortgage loan files and was not recalculated for this compliance review.

Data Integrity
Field	# of Loans	Percentage of Loans
Address	4	0.08%
Appraised Value	253	4.97%
Original Balance	4	0.08%
City	29	0.57%
CLTV	20	0.39%
County	5	0.10%
DTI	54	1.06%
First Payment Date	35	0.69%
Interest Only Term	11	0.22%
LTV	8	0.16%
Maturity Date	124	2.44%
Mod Maturity Date	384	7.54%
Mod P&I	226	4.44%
Mod Rate	254	4.99%
Borrower Last Name	67	1.32%
Occupancy	93	1.83%
Origination Date	202	3.97%
PMI Flag	1	0.02%
Prepayment Flag	2	0.04%
Property Type	792	15.55%
Purpose	336	6.60%

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Data Integrity
Field	# of Loans	Percentage of Loans
Rate Cap First	15	0.29%
Rate Cap Life	1	0.02%
Original Rate	96	1.89%
Rate Reset Date First	122	2.40%
Self Employed Flag	160	3.14%
State	2	0.04%
Term	311	6.11%
Zip	21	0.41%

(5) Grading and Exception Summary
Pursuant to the applicable NRSRO criteria, AMC graded certain compliance exceptions as non-material based upon seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

Though 234 mortgage loans (representing 4.60% of the mortgage loans reviewed) had prepayment penalties that violated state regulations, all of these mortgage loans were aged past the prepayment penalty period. All TILA finance charge tolerance exceptions were cited, but many of the exceptions were cured at or just after closing. If a cure was provided the grade was changed from a “C” to a “B.”

NRSRO Grade	# of Loans	Percentage of Loans
A	1,657	32.54%
B	2,927	57.48%
C	361	7.09%
D	147	2.89%
Total Number of Occurrences	5,092

Exception Listing
The following exceptions were noted on the loans included in the Compliance Review.

Exceptions	# of Loans	Percentage of Loans
Missing FACTA disclosure	2,756	54.12%
Finance charge not within tolerance	474	9.31%
Prepayment penalty not allowed per state	234	4.60%
Late charge not allowed per state	207	4.07%
Missing Right to Cancel form	189	3.71%
Missing evidence of title	167	3.28%
Missing final TIL	154	3.02%
Missing final HUD-1	120	2.36%
State loan - not compliant	104	2.04%
Missing copy of Modification agreement	55	1.08%
Missing final 1003	49	0.96%
RTC violation - disbursement date prior to RTC expiration date	36	0.71%
Missing evidence of mortgage insurance (MI)	34	0.67%
RTC violation - expiration date not 3 days after the later of signature date and transaction date	30	0.59%
APR not within tolerance	26	0.51%
State compliance violation	25	0.49%

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Exceptions	# of Loans	Percentage of Loans
Right to Cancel in file not signed by all vested parties	20	0.39%
Error on final TIL	17	0.33%
Missing MI certificate	15	0.29%
Ohio Consumer Sales Practices Act violation	14	0.27%
Missing applicable Mortgage Rider	13	0.26%
Final TIL in file not signed by all vested parties	11	0.22%
Misc. Compliance Exception 1	11	0.22%
Incomplete/Illegible copy of subject lien Note	10	0.20%
Incomplete copy of title	9	0.18%
Incomplete/Illegible copy of Modification agreement	8	0.16%
Incomplete/Illegible final TIL in file	8	0.16%
Incomplete/Illegible HUD-1 in file	8	0.16%
Incomplete/Illegible RTC in file	8	0.16%
Missing copy of subject lien Mortgage	7	0.14%
Missing initial TIL	7	0.14%
Missing initial GFE	6	0.12%
Incomplete/Illegible copy of subject lien Mortgage	5	0.10%
Missing addendum to the Note	5	0.10%
Missing FHA Mortgage Insurance Certificate	5	0.10%
Payment amount calculated for payment stream does not match the original payment on the note	5	0.10%
Error on copy of subject lien Mortgage	4	0.08%
Error on RTC	4	0.08%
Georgia Home Loan not allowed	4	0.08%
Missing copy of junior lien Note	4	0.08%
Ohio CSPA Acknowledgment Receipt	4	0.08%
Ohio CSPA Closing Disclosure	4	0.08%
Ohio CSPA Compliant	4	0.08%
Texas Cash Out loan - not compliant	4	0.08%
3 day rescission period not provided	3	0.06%
Error on copy of subject lien Note	3	0.06%
Missing copy of subject lien Note	3	0.06%
Unsigned Mod Agreement	2	0.04%
CO House Bill 1322 - not compliant	1	0.02%
Error on final HUD-1	1	0.02%
Finance Chg/APR Underdisclosure	1	0.02%
HUD-1 in file is estimated	1	0.02%
Incomplete/Illegible FACTA	1	0.02%
Michigan CMPA Bill of Rights	1	0.02%
Michigan CMPA Consumer Caution	1	0.02%
Misc. Compliance Exception 2	1	0.02%
Missing appraisal	1	0.02%
Missing Document: HUD-1 Estimated not provided	1	0.02%
Missing flood cert	1	0.02%
NC Home Loan - not compliant	1	0.02%
Note Error: Maturity date is prior to first payment date.	1	0.02%
Note Error: Maturity date is prior to note date.	1	0.02%
Required FACTA information not in file	1	0.02%
RI Home Loan - not compliant	1	0.02%
SC Home Loan - not compliant	1	0.02%
Security Instrument Error: County was not provided	1	0.02%
State compliant loan	1	0.02%
Calculated total payments does not match total payments entered	1	0.02%

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Exceptions	# of Loans	Percentage of Loans
Title issue - unable to determine lien position	1	0.02%
Unpaid judgments/liens on title	1	0.02%

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ADDITIONAL LOAN POPULATION SUMMARY

Purpose	# of Loans	Percentage of Loans
CONSTRUCTION/PERM	18	0.35%
DEBT CONSOLIDATION	162	3.18%
HOME IMPROVEMENT	13	0.26%
LIMITED CASH-OUT REFI (GSE)	6	0.12%
PURCHASE	1,633	32.07%
REFI CASHOUT	2,727	53.55%
REFI R/T	522	10.25%
STREAMLINED REFI	11	0.22%
Total Number of Occurrences	5,092

Property Type	# of Loans	Percentage of Loans
2 FAMILY	221	4.34%
3 FAMILY	44	0.86%
4 FAMILY	20	0.39%
CONDO	348	6.83%
CONDO 5-8 FLOORS	12	0.24%
CONDO<5FLOORS (LOW RISE)	119	2.34%
CONDO>8FLOORS (HIGH RISE)	47	0.92%
MANUFACTURED HOUSING	109	2.14%
MOBILE HOME	2	0.04%
MULTI FAMILY	4	0.08%
PUD	445	8.74%
PUD Attached	52	1.02%
SINGLE FAMILY ATTACHED	51	1.00%
SINGLE FAMILY DETACHED	3,482	68.38%
TOWNHOUSE	95	1.87%
UNKNOWN	41	0.81%
Total Number of Occurrences	5,092

Lien Position	# of Loans	Percentage of Loans
FIRST LIEN	5,092	100.00%
Total Number of Occurrences	5,092

Loan Term	# of Loans	Percentage of Loans
60	1	0.02%
84	2	0.04%
120	2	0.04%
180	202	3.97%
239	1	0.02%
240	93	1.83%
300	8	0.16%
324	3	0.06%
336	1	0.02%
342	1	0.02%
343	1	0.02%
348	9	0.18%
354	1	0.02%
360	4,745	93.19%
384	1	0.02%
480	20	0.39%

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Loan Term	# of Loans	Percentage of Loans
Blank	1	0.02%
Total Number of Occurrences	5,092

Amortization Type	# of Loans	Percentage of Loans
ARM	2,828	55.54%
FIXED	2,264	44.46%
Total Number of Occurrences	5,092

REVIEW RESULTS – SERVICING AND PAY HISTORY
A pay history review was completed on 5,092 mortgage loans and within that population; a collection comment review was completed on 1,306 mortgage loans. An additional collection comment review was completed on 53 mortgage loans for which pay history was not completed for a total of 1,359 files reviewed for collection comments and 5,092 files reviewed for pay history.

Reviews Completed	# of Loans	Percentage of Loans
Comment Review (within Pay History Review Population)	1,306	96.12%
Comment Review (outside Pay History Review Population)	53	3.88%
Pay History Review	5,092

COLLECTION COMMENT HISTORY REVIEW SUMMARY (1,359 Mortgage Loans)
A collection comment review was completed on a total of 1,359 mortgage loans. Of the mortgage loans reviewed, 1,306 mortgage loans were also subject to a compliance review and 53 mortgage loans were only subject to a collection comment review and were not part of the compliance review population.

All 1,359 mortgage loans subject to the collection comment review had a complete collection comment history. The population included 1,314 mortgage loans in a performing status and 45 mortgage loans in a delinquent status at the time of review. Evidence of property damage was identified on 8 mortgage loans, and deceased borrower(s) were identified on 15 mortgage loans. No material issues were identified on the remaining mortgage loans.

Servicing Review Grading	# of Loans	Percentage of Loans
1	1,292	95.07%
2	0	0.00%
3	67	4.93%
Collection Comment Total	1,359

Current Status	# of Loans	Percentage of Loans
Performing	1,314	96.69%
Delinquent / In Collections	45	3.31%
Collection Comment Total	1,359

Lien Position	# of Loans	Percentage of Loans
FIRST LIEN	1,359	100.00%
Collection Comment Total	1,359

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Lien Position	# of Loans	Percentage of Loans
Non-Owner Occupied	10	0.74%
Occupied-UTD	8	0.59%
Tenant Occupied	7	0.52%
Owner Occupied	746	54.89%
Vacant	3	0.22%
UTD	585	43.05%
Collection Comment Total	1,359	100.00%

Property Condition	# of Loans	Percentage of Loans
Average	9	0.66%
Excellent	89	6.55%
Fair	30	2.21%
Poor	3	0.22%
Good	396	29.14%
UTD	832	61.22%
Collection Comment Total	1,359	100.00%

Property Damage	# of Loans	Percentage of Loans
No	1,351	99.41%
Yes	8	0.59%
Collection Comment Total	1,359

Property Damage - Type	# of Loans	Percentage of Loans
Fire	0	0.00%
Flood	0	0.00%
Other Natural Causes	2	25.00%
Structural	0	0.00%
UTD	2	25.00%
Water	3	37.50%
Wind	1	12.50%
Total	8	100.00%

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Deceased Borrower(s)	# of Loans	Percentage of Loans
No	1,344	98.90%
Yes	15	1.10%
Collection Comment Total	1,359	100.00%

High Risk Flags	# of Loans	Percentage of Loans
Deceased Borrowers	15	22.06%
Delinquent Loan	45	66.18%
Delinquent Taxes	0	0.00%
Property Damage	8	11.76%
Title Issue	0	0.00%
Total	68	100.00%

PAYMENT HISTORY REVIEW SUMMARY (5,092 Mortgage Loans)
A pay history review was completed on 5,092 mortgage loans.  The lookback period consisted of 1,637 loans with 24 months, 3,446 loans with 36 months, and 9 loans with 84 months. Of the 5,092 mortgage loans subject to the payment history review, 3,226 mortgage loans (representing 63.35% of the mortgage loans reviewed) had no delinquencies within the lookback period, 1,862 mortgage loans (representing 36.57% of the mortgage loans reviewed) loans showed evidence of one or more delinquencies during the lookback period, and 4 mortgage loans (representing 0.08% of the mortgage loans reviewed) have an undetermined delinquency history during the lookback due to missing months of pay history.

Current Occupancy	# of Loans	Percentage of Loans
0	3,226	63.35%
1 or more	1,862	36.57%
UTD	4	0.08%
Payment History Total	5,092	100.00%

BPO RECON REVIEW SUMMARY (1,074 Mortgage Loans)
A BPO recon review was completed on 1,074 BPO Reports.  Of the 1,074 BPO Reports that were reviewed there were no discrepancies were found in the property address.  Additionally there were no discrepancies between the individual BPO reports and the BPO Excel Summary data.

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